                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       GEM Capital Management, Inc.
Address:    70 East 55th Street - 12th Floor
            New York, New York 10022

13F File Number: 28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gerald B. Unterman
Title:      President
Phone:      (212) 753-0700

Signature, Place, and Date of Signing:


/s/ Gerald B. Unterman           New York, New York          February 8, 2002
------------------------         ------------------          ----------------

Report Type (Check only one):

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     $295,993

List of Other Included Managers:            None

                           FORM 13F INFORMATION TABLE

NAME OF       TITLE OF       CUSIP       VALUE      SHARES/      SH/   PUT/   INVSTMT   OTHER      VOTING      VOTING      VOTING
ISSUER        CLASS                      (x$1000)   PRN AMT      PRN   CALL   DSCRETN   MANAGERS   AUTHORITY   AUTHORITY   AUTHORITY

                                                                                                   SOLE        SHARED      NONE

American      NTCV 144A09    029912AA0   6,471      8,700,000    PRN          SOLE                 0           0           0
Tower Corp.

American      NTCV 144A      029912AE2   8,944      15,000,000   PRN          SOLE                 0           0           0
Tower Corp.   5% 10

American      NTCV 5% 10     029912AF9   311        522,000      PRN          SOLE                 0           0           0
Tower
Corp.

Anixter       LYON Zero      035290AA3   2,825      10,000,000   PRN          SOLE                 0           0           0
Intl. Inc.    144A 20

Anixter       LYON Zero      035290AC9   1,695      6,000,000    PRN          SOLE                 0           0           0
Intl. Inc.    CPN 20

Boise         UNIT ADJ EQ    097383855   3,023      55,520       SHS          SOLE                 55,520      0           0
Cascade

Calif. Fed    Cont. Litig.   130209604   128        45,619                    SOLE                 0           0           0
Bank FSB      REC

Cephalon      SB NT CV       156708AD1   4,355      4,000,000    PRN          SOLE                 0           0           0
Inc.          144A 06

Charter       SR NT CV       16117MAC1   5,439      5,985,000    PRN          SOLE                 0           0           0
Commun. Inc.  4.75% 06

Ciena Corp.   NT CV          171779AA9   336        525,000      PRN          SOLE                 0           0           0
              3.75% 08

Citigroup     COM            172967101   25,060     496,444      SHS          SOLE                 496,444     0           0
Inc.

Duke Energy   CORP UNITS     264399585   19,694     747,405      SH           SOLE                 747,405     0           0
Corp.

Echostar      SBNT CV        278762AD1   2,269      2,560,000    PRN          SOLE                 0           0           0
Commun.       4.875% 07

Echostar      SB NT          278762AB5   20,251     22,850,000   PRN          SOLE                 0           0           0
Commun.       CV144A 07

FEI           SB NT CV       30241LAA7   1,461      1,500,000    PRN          SOLE                 0           0           0
Corp.         5.5% 08

Global        PFD CV 6.375%  G3921A126   493        143,380      SH           SOLE                 143,380     0           0
Crossing
Ltd.

IDEC          LYON Zero      449370AA3   5,322      1,900,00     PRN          SOLE                 0           0           0
Pharmaceu-    144A19
ticals Corp.

Intern.       SUB NT CV      460254AD7   3,701      4,500,000    PRN          SOLE                 0           0           0
Rectifier     144A% 07
Corp.

Interpublic   SB NT CV       460690AD2   2,854      3,040,000    PRN          SOLE                 0           0           0
Group         144A 04

Invitrogen    SB NT CV       46185RAC4   15,440     16,000,000   PRN          SOLE                 0           0           0
Corp.         144A 06

IVAX Corp.    SR SB NT       465823AD4   4,005      4,000,000    PRN          SOLE                 0           0           0
              CV 07

Juniper       SB NT CV       48203RAA2   9,635      13,335,000   PRN          SOLE                 0           0           0
Networks      4.75% 07
Inc.

Kmart Corp.   PFD TR CV      498778208   9,281      320,037      SH           SOLE                 320,037     0           0
              7.75%

Kerr McGee    SB DB CV       492386AP2   5,787      5,196,000    PRN          SOLE                 0           0           0
Corp.         5.25% 10

Kulicke &     SB NT CV       501242AH4   1,114      1,000,000    PRN          SOLE                 0           0           0
Soffa Inds.   144A 06

Lattice       SB NT CV       518415AA2   4,998      4,200,000    PRN          SOLE                 0           0           0
Semi-         144A04
conductor
Corp.

Lucent        PFD CV         549463206   26,135     22,850       SHS          SOLE                 22,850      0           0
Techn.        8% 144A
Inc.

Mirant TR     PFD CV         60467Q102   4,172      102,620      SH           SOLE                 102,620     0           0
              Ser A

Millenium     SB NT CV       599902AA1   2,905      3,250,000    PRN          SOLE                 0           0           0
Pharm. Inc.   144A07

Millenium     SB NT CV       599902AB9   894        1,000,000    PRN          SOLE                 0           0           0
Pharm. Inc.   5.5% 07

National      CAP UTS        632525309   17,504     583,461      SH           SOLE                 583,461     0           0
Australia     EXCH LB
Bank Ltd.

Nortel        SR CV          656568AA0   15,881     16,500,000   PRN          SOLE                 0           0           0
Networks      144A 08
Corp.

Pogo Trust I  QUIPS SER A    73044P208   10,503     172,193      SH           SOLE                 172,193     0           0


Pogo          SB NT CV       730448AC1   2,131      2,211,000    PRN          SOLE                 0           0           0
Producting    144A
Corp.         5.5% 06

RF Micro      SB NT CV       749941AA8   5,749      7,000,000    PRN          SOLE                 0           0           0
Devices Inc.  144A  05

Sanmina       SB DB CV       800907AA5   7,830      7,200,000    PRN          SOLE                 0           0           0
Corp.         144A 04

Solectron     SR LYON        834182AK3   253        500,000      PRN          SOLE                 0           0           0
Corp.         ZERO 20

Sprint Corp.  Equity Unit    852061605   21,800     857,920      SH           SOLE                 857,920     0           0



Stmicro-      SB LYON        861012AB8   9,798      9,860,000    PRN          SOLE                 0           0           0
electronics   Zero 09

Telefonos de  SR DB CV       879403AD5   5,546      4,410,000    PRN          SOLE                 0           0           0
Mexico        4.25% 04